RELATED PARTIES (Details) - bbl		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Agricola Ranquillon SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64296		98.64273
Agricola Ranquillon SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Agricola Ranquillon SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64296		98.64273
Agricola San Carlos SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839		99.94839
Agricola San Carlos SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Agricola San Carlos SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839		99.94839
Agricola Santa Emilia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839		99.94839
Agricola Santa Emilia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Agricola Santa Emilia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839		99.94839
Agricola Santa Isabel SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. Dollar
% Ownership interest	[1]	0		99.94839
Agricola Santa Isabel SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0		0
Agricola Santa Isabel SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0		99.94839
Agricola Siberia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64296		98.64273
Agricola Siberia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Agricola Siberia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64296		98.64273
Altovento SpA [Member]
Statement [Line Items]
Country	[2]	Chile
Functional Currency	[2]	Chilean Pesos
% Ownership interest	[2]	99.94839		0
Altovento SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0		0
Altovento SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	99.94839		0
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		U.S. Dollar
% Ownership interest		99.9801		99.9801
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		9.9707		9.9707
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		90.0094		90.0094
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country		Australia
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898		99.99898
Arauco Bioenergía SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99897		99.99897
Arauco Bioenergía SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98		98
Arauco Bioenergía SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.99897		1.99897
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country		Canada
Functional Currency		Canadian Dollar
% Ownership interest		99.99911		99.99911
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911		99.99911
Arauco Celulose do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99899		99.99902
Arauco Celulose do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Celulose do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99899		99.99902
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country		Colombia
Functional Currency		U.S. Dollar
% Ownership interest		99.99825		99.99825
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.47783		1.47783
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.52042		98.52042
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99912		99.99912
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.06807		1.06807
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.93105		98.93105
Arauco Empreendimentos Florestais MS Ltda. [Member]
Statement [Line Items]
Country	[3]	Brazil
Functional Currency	[3]	Brazilian Real
% Ownership interest	[3]	99.99907		0
Arauco Empreendimentos Florestais MS Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	0		0
Arauco Empreendimentos Florestais MS Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[3]	99.99907		0
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country		The Netherlands
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.25001		0.25003
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.74897		99.74895
Arauco Industria de Mexico, S.A.de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican Pesos
% Ownership interest		99.9991		99.9991
Arauco Industria de Mexico, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Industria de Mexico, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9991		99.9991
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99912		99.99912
Arauco Industria de Paineis S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Industria de Paineis S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99912		99.99912
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country		United Arab Emirates
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898		99.99898
Arauco North America Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. Dollar
% Ownership interest		99.99911		99.99911
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0001		0.0001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99901		99.99901
Arauco MS Participacoes SA [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907		99.99907
Arauco MS Participacoes SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		8.52667		8.52667
Arauco MS Participacoes SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		91.4724		91.4724
Arauco Participacoes Florestais Ltda [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907		99.99907
Arauco Participacoes Florestais Ltda [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Participacoes Florestais Ltda [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907		99.99907
Arauco Peru S. A. [Member]
Statement [Line Items]
Country		Peru
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Peru S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.00126		0.00126
Arauco Peru S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99772		99.99772
Arauco Pulp Limited [Member]
Statement [Line Items]
Country	[4]	United Kingdom
Functional Currency	[4]	U.S. Dollar
% Ownership interest	[4]	0		99.99898
Arauco Pulp Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[4]	0		0
Arauco Pulp Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[4]	0		99.99898
Arauco Ventures Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Ventures Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Ventures Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898		99.99898
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country		China
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898		99.99898
Arauco Wood Limited. [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. Dollar
% Ownership interest		99.99911		99.99911
Arauco Wood Limited. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		12.63126		12.63126
Arauco Wood Limited. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		87.36785		87.36785
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		U.S. Dollar
% Ownership interest		99.99911		99.99911
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0005		0.0005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99861		99.99861
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.99911		99.99911
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.33333		0.33333
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.66578		99.66578
Arauco Porto Brasil S.A [Member]
Statement [Line Items]
Country	[2]	Brazil
Functional Currency	[2]	U.S. Dollar
% Ownership interest	[2]	99.99807		0
Arauco Porto Brasil S.A [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0		0
Arauco Porto Brasil S.A [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	99.99807		0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean Pesos
% Ownership interest		56.83117		56.83115
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		56.83117		56.83115
E2E SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean Pesos
% Ownership interest		99.99861		99.99861
E2E SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1		1
E2E SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.99861		98.99861
Forestal Arauco SA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94839		99.94839
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839		99.94839
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Forestal Cholguan S.A [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		98.64296		98.64273
Forestal Cholguan S.A [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Forestal Cholguan S.A [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64296		98.64273
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98.01862		98.01862
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.98036		1.98036
Investigaciones Forestales Bioforest SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94891		99.94891
Investigaciones Forestales Bioforest SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1		1
Investigaciones Forestales Bioforest SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.94891		98.94891
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		Argentine Pesos
% Ownership interest		99.9801		99.9801
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9801		99.9801
Lemu Earth SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		96.36917		96.36917
Lemu Earth SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Lemu Earth SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917		96.36917
Lemu Global Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		Pound Sterlin
% Ownership interest		96.36917		96.36917
Lemu Global Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Lemu Global Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917		96.36917
Lemu Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. Dollar
% Ownership interest		96.36917		96.36917
Lemu Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Lemu Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917		96.36917
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Country		Costa Rica
Functional Currency		U.S. Dollar
% Ownership interest		99.99898		99.99898
Maderas Arauco Costa Rica SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Maderas Arauco Costa Rica SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898		99.99898
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.9986		99.9986
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9986		99.9986
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907		99.99907
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907		99.99907
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian Real
% Ownership interest		99.99907		99.99907
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907		99.99907
Parque Eólico Girasol SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Girasol SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Girasol SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico El Jazmn SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico El Jazmn SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico El Jazmn SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico El Trbol SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico El Trbol SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico El Trbol SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		0
Parque Eólico Hortensias SpA [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Hortensias SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Hortensias SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Calas SpA [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Calas SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Las Calas SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Dalias SpA [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Dalias SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Las Dalias SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Fresias SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Las Fresias SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Las Fresias SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Lavanda SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Lavanda SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Lavanda SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Los Cardos SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest	[5]	99.94839		50
Parque Eólico Los Cardos SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Los Cardos SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Parque Eólico Tulipanes SpA. [Member]
Statement [Line Items]
Country	[5]	Chile
Functional Currency	[5]	Chilean Pesos
% Ownership interest		99.94839	[5]	99.99913
Parque Eólico Tulipanes SpA. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	0		0
Parque Eólico Tulipanes SpA. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[5]	99.94839		50
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99913		99.99923
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		14.47369		14.47369
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		85.52544		85.52544
Servicios Logisticos Arauco SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.99923
Servicios Logisticos Arauco SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		45		45
Servicios Logisticos Arauco SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		54.99923		54.99923
Tecverde S.A. [Member]
Statement [Line Items]
Country	[6]	Brazil
Functional Currency	[6]	Brazilian Real
% Ownership interest	[6]	91.11312		89.3906
Tecverde S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[6]	0		0
Tecverde S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[6]	91.11312		89.3906
Woodaffix, LLC. [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. Dollar
% Ownership interest		99.99911		99.99911
Woodaffix, LLC. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0		0
Woodaffix, LLC. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911		99.99911

[1]	Company merged in September 2025.
[2]	Companies founded in June 2025.
[3]	Company founded in September 2025.
[4]	Company dissolved in September 2025.
[5]	Companies acquired in April 2025.
[6]	Company changed its corporate name from “Tecverde Engenharia S.A.” to “Tecverde S.A.”